SEMIANNUAL
                                     REPORT

                                  June 30, 1998





                             WARBURG PINCUS TRUST II

                             FIXED INCOME PORTFOLIO


                          GLOBAL FIXED INCOME PORTFOLIO






          Warburg Pincus Trust II (the "Trust") Shares are not available to individual investors but may be offered only through certain insurance products and pension and retirement plans.

          More complete information about the Trust, including charges and expenses and, where applicable, the special considerations and risks associated with international investing is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-369-2728 or by writing to Warburg Pincus, P.O. Box 4906, Grand Central Station, New York, NY 10163.








                                     [LOGO]
                                ASSET MANAGEMENT

          From time to time, the Portfolio's investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

          Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

          The views of the Portfolio's management are as of the date of the letters, and Portfolio holdings described in this document are as of June 30, 1998; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Warburg Pincus Trust II--Fixed Income Portfolio
Semiannual Investment Adviser's Report--June 30, 1998


                                                                 August 10, 1998

Dear Shareholder:

The objective of Warburg Pincus Trust II--Fixed Income Portfolio (the "Portfolio") is total return consistent with prudent investment management. The Portfolio pursues its objective by investing in fixed securities, such as corporate bonds, debentures, and notes; convertible debt securities; convertible and non-convertible preferred stocks; government obligations; obligations issued by or on behalf of states, territories and possessions of the United States or the District of Columbia and their political subdivisions, agencies and instrumentalities; and repurchase agreements with respect to portfolio securities.

For the six months ended June 30, 1998, the Portfolio had a total return of 3.31%, vs. a 3.47% gain for the Lehman Intermediate Government/Corporate Bond Index.* The Portfolio's one-year return as of June 30 was 8.97%.
Its average annual since-inception (on March 31, 1997) return was 9.91%.

The reporting period proved a positive one for the U.S. bond market, supported by continued subdued inflation, falling commodity prices and budget surpluses. These forces ultimately outweighed some worries that a strong economy would give rise to future inflation, and bond yields fell along the length of the yield curve.

The Portfolio's performance reflected both its interest-rate exposure and its sector allocations. In terms of the former, we maintained a longer-than-neutral duration throughout (roughly half a year longer than that of the Portfolio's benchmark), reflecting our positive views on inflation and interest rates. This helped the Portfolio's performance, given the decline in rates.

The Portfolio's relative performance was hampered, primarily, by its overweighting in corporate bonds. These lagged Treasuries for the six months, reflecting a surge in corporate issuance as well as fears that Asia's weakness would weigh on specific bonds.

We made a few noteworthy changes to the Portfolio in terms of sector exposure. We increased our weighting in corporate bonds, taking advantage of the widening yield spreads between these securities and Treasuries. We added several corporate issues we deemed to have attractive yields relative to their underlying credit risk, as well as good appreciation potential.

We also increased our weighting in mortgage-backed bonds. We found a number of attractive buying opportunities here, adding both government-agency and commercial mortgage-backed bonds. These were largely AAA-rated issues, though we also held, in the commercial mortgage-backed area, some BBB-rated bonds we deemed to represent good value.

We reduced our position in Treasuries, which accounted for about a third of the Portfolio at the end of the period. We continue to view these issues favorably from a risk/reward perspective, but decided to lower our weighting, given our increasingly positive assessment of corporate and mortgage-backed bonds.



Dale C. Christensen                                  M. Anthony E. van Daalen
---------------------                                -------------------------
Co-Portfolio Manager                                 Co-Portfolio Manager

* The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

Warburg Pincus Trust II--Global Fixed Income Portfolio
Semiannual Investment Adviser's Report--June 30, 1998



                                                                 August 10, 1998


Dear Shareholder:

The objective of Warburg Pincus Trust II--Global Fixed Income Portfolio (the "Portfolio") is total return, consisting of a combination of interest income, currency gains and capital appreciation, consistent with prudent investment management.

Effective March 31, 1998, Laxmi C. Bhandari no longer serves as
Co-Portfolio Manager. Effective May 29, Charles C. Van Vleet is a Co-Portfolio Manager, along with Co-Portfolio Manager Dale C. Christensen.


Manager commentary

For the six months ended June 30, 1998, the Portfolio had a return of 3.70%, vs. gains of 5.00% for the Salomon Brothers World Government Bond Index (Currency-Hedged)* and 1.48% for the Lipper World Income Funds Average.** The Portfolio's one-year return as of June 30 was 3.82%. Its average annual since-inception (on March 31, 1997) return was 5.42%.

Global bond markets saw mixed results over the six months, with performance falling largely along regional lines. In Europe, markets showed universal strength, reflecting the region's continued benign inflation, falling deficits and optimism regarding the launch of European Monetary Union. Dollar-bloc markets (most specifically, the U.S., Canada, Australia and New Zealand) also saw good performances, thanks in part to subdued inflation. Elsewhere of note, most emerging markets struggled, with many registering significant losses, reflecting renewed Asia-related debt and currency concerns.

In terms of regional allocations, our primary focus through the period was on dollar-bloc markets, in particular U.S. Treasuries. We continued to view these issues as attractive for their historically compelling inflation-adjusted yields. In addition, we viewed the supply/demand backdrop for Treasuries as increasingly supportive, given the U.S. government's improving fiscal situation and reduced borrowing needs. Our dollar-bloc exposure, which also included Canadian government debt and a U.S. bank bond, helped the Portfolio's return for the six months. We did, though, emphasize intermediate-term dollar-bloc bonds, which we deemed most attractive from a risk/reward perspective, and thus our holdings did not fully participate in these markets' advance.

We also maintained a significant weighting in Europe, reflecting our view that the area's low inflation and fiscal austerity continued to provide a hospitable environment for bonds. Our primary focus remained on bonds from Europe's most fiscally sound "core" economies (e.g., Germany), which we generally deemed to have the most attractive risk-adjusted total-return prospects. These contributed positively to the Portfolio's performance.

Elsewhere, we held a modest weighting in Asia, where our holdings included a South Korean government issue and a Philippine convertible corporate bond. We also held a small position in Russia, one we established during the period. We deemed the issue, a dollar-denominated sovereign bond, to be attractively priced relative to its underlying credit risk. Collectively, our emerging market holdings hindered the Portfolio's return.

In terms of currency strategy, we hedged the majority of the Portfolio's foreign-currency exposure. As of June 30, roughly 84% of the Portfolio was dollar-denominated in or hedged into dollars, with the German mark accounting for the rest of its exposure to foreign currencies. Overall, our currency strategies proved beneficial to the Portfolio's performance.


Charles C. Van Vleet
Co-Portfolio Manager

Dale C. Christensen
Co-Portfolio Manager


* The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

** The Lipper World Income Funds Average is an arithmetic average of all world income funds, tracked by Lipper Analytical Services, that invest in non-U.S. dollar and U.S. dollar debt instruments with unspecified maturities and durations, or other income-producing securities.






International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

Warburg Pincus Trust II - Fixed Income Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Ratings
     Par                                                                              (Moody's/S&P)    Maturity     Rate %  Value
     ---                                                                              -------------    --------     ------  -----
AGENCY OBLIGATIONS (2.5%)
$ 15,000 Federal National Mortgage Association, Medium Term Notes (Cost $15,199)      (Aaa, Aaa)       12/10/07     6.560   $ 15,229
                                                                                                                            --------


CORPORATE BONDS/NOTES (46.1%)
  15,000 ABN AMRO Bank NV New York Branch, Subordinate Deposit Notes (Callable
         08/01/04 @ $100.00)                                                          (Aa2, NR)        08/01/09     8.250     16,875
  10,000 Aetna Services, Inc., Unsecured Note                                         (A2, A)          08/15/06     7.125     10,450
  10,000 CBS Corp., Senior Note                                                       (Ba1, BB)        05/20/05     7.150     10,100
  15,000 Citicorp, Subordinated Note                                                  (A1, A)          03/15/04     7.125     15,694
   5,000 Comcast Cellular Holdings Corp., Senior Notes                                (Ba3, BB+)       05/01/07     9.500      5,231
  10,000 Conagra, Inc., Senior Notes (Putable 08/01/09 @ $100.00)                     (Baa1, BBB+)     08/01/27     6.700     10,375
  10,000 Countrywide Home Loan,  Inc., Medium Term Notes                              (A3, A)          10/08/02     6.380     10,087
  10,000 Deutsche Bank Financial Inc., Subordinate Notes                              (Aa2, AA+)       04/25/09     7.500     10,925
  10,000 First Industrial LP (Putable 05/15/02 @ $100.00)                             (Baa2, BBB)      05/15/27     7.150     10,312
  15,000 First Union Corp., Subordinate Debentures (Putable 10/15/05 @ $100.00)       (A2, A-)         10/15/35     6.550     15,600
   5,000 Glenborough Realty Trust, Senior Note                                        (Ba1, NR)        03/15/05     7.625      5,050
  15,000 Ingersoll-Rand Co. (Putable 11/19/2003 @100)                                 (A3, A-)         11/19/27     6.230     15,187
  10,000 Lowe's Companies, Medium Term Notes (Putable 05/15/07 @ $100.00)             (A2, A)          05/15/37     7.110     10,912
  15,000 MBNA Master Credit Card Trust, Series 1996-K Class A +                       (Aaa, AAA)       03/15/06     5.786     14,986
  10,000 Merck and Company, Inc., Medium Term Notes (Putable 05/03/99 @ $100.00) +    (Aaa, AAA)       05/03/37     5.760     10,150
  10,000 Midland Bank PLC Yankee, Subordinate Notes (Putable 05/01/07 @ $100.00)      (A1, A)          05/01/25     7.650     11,100
   5,000 National Semiconductor, Subordinate Debenture (Callable 10/03/98 @ $103.71)  (NR, NR)         10/01/02     6.500      4,588
  10,000 Nationwide Health Properties, Medium Term Note (Putable 07/07/03 @$100.00)   (Baa2, BBB)      07/07/38     6.590     10,000
   5,000 Niagara Mohawk Power Corp., Senior Note, Series D                            (Ba3, BB-)       10/01/02     7.250      5,025
   5,000 Paging Network, Inc., Senior Subordinated Note                               (B2, B)          10/15/08    10.000      5,200
  10,000 Philip Morris Companies, Inc., Notes                                         (A2, A)          07/15/05     7.000     10,325
  10,000 Philips Electronics NV, Notes (Putable 06/01/06 @ $100.00)                   (A3, BBB+)       06/01/26     7.200     10,650
   5,000 Potomac Electric Power Co. (Callable 05/15/02 @$103.21)                      (A1, A)          05/15/27     8.500      5,638
   5,000 Riggs Capital Trust II, Series C (Callable 03/15/07 @104.44)                 (Baa3, BB-)      03/15/27     8.875      5,600
  10,000 Salomon Smith Barney Holdings, Inc., Notes                                   (A2, A)          10/01/04     6.375     10,100
  10,000 Times Mirror Co., Notes (Putable 09/15/04 @ $100.00)                         (A2, A+)         09/15/27     6.610     10,388
  10,000 Unova,  Inc., Notes                                                          (Baa2, BBB-)     03/15/05     6.875     10,188
   5,000 Viacom, Inc., Subordinated Debenture (Callable 07/07/99@ $103),              (B1, BB-)        07/07/06     8.000      5,163
                                                                                                                            --------
TOTAL CORPORATE BONDS/NOTES (Cost $268,710)                                                                                  275,899
                                                                                                                            --------

MORTGAGE-BACKED SECURITIES (16.3%)
  20,000 Federal National Mortgage Association,
         Guaranteed REMIC Trust Series 1997-51 Class KB                               (Aaa, AAA)       03/20/08     7.000     20,556
  25,000 Federal National Mortgage Association, Series 1998-M4, Class B               (NR, NR)         12/25/23     6.424     25,313
  30,000 Mortgage Capital Funding, Inc.,  Series 1998-MC1, Class E                    (NR, NR)         01/18/08     7.060     30,516
  20,361 Nomura Asset Securities Corp., Series 1994-4B, Class 4A                      (Aaa, AAA)       09/25/24     8.300     20,905
                                                                                                                            --------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,262)                                                                               97,290
                                                                                                                            --------

UNITED STATES TREASURY OBLIGATIONS (30.8%)
  10,000 U.S. Treasury Note                                                           (Aaa, AAA)       05/15/01     8.000     10,652
  60,000 U.S. Treasury Note                                                           (Aaa, AAA)       08/15/02     6.375     61,841
 110,000 U.S. Treasury Principal Strip                                                (Aaa, AAA)       08/15/99     5.705#   103,546
  10,000 U.S. Treasury Principal Strip                                                (Aaa, AAA)       05/15/02     5.840#     8,114
                                                                                                                            --------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS (Cost $181,178)                                                                   184,153
                                                                                                                            --------

                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II - Fixed Income Portfolio
Schedule of Investments (cont'd)
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

  Number of
   Shares
   ------
PREFERRED STOCK (4.3%)                                                                                              Rate %   Value
                                                                                                                    ------   ------
Communications & Media (0.9%)
  200 TCI Communications Financing II Series A (Callable 05/31/01 @ $25)                                            10.000     5,425
                                                                                                                             -------
Financial Services (1.6%)
  100 Natexis AMBS Co. Series A (Callable 06/30/08 @ $100.00)                                                        8.440     9,981
                                                                                                                             -------
Real Estate  (1.8%)
  200 Equity Residential Properties Trust  Series D REIT                                                             8.600     5,238
  200 Loewen Group Capital Series A REIT (Callable 03/31/04 @ $ 25.00)                                               9.450     5,413
                                                                                                                             -------
                                                                                                                              10,651
                                                                                                                             -------

TOTAL PREFERRED STOCK (Cost $25,850)                                                                                          26,057
                                                                                                                             -------

TOTAL INVESTMENTS AT VALUE (100%) (Cost $587,199*)                                                                           598,628
                                                                                                                             =======




                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                 REMIC = Real Estate Mortgage Investment Conduit
                       REIT = Real Estate Investment Trust


------------------------------------------------------------------------------------------------------------------------------------
+           Not readily marketable security.
#           Rate shown reflects yield to maturity on date of purchase.
*           Also cost for federal income tax purposes.



                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II - Global Fixed Income Portfolio
Statement of Net Assets
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Ratings
    Par++                                                                          (Moody's/S&P)   Maturity   Rate %       Value
    -----                                                                          -------------   --------   ------       -----
BONDS (95.4%)
Canada (8.4%)
      $200,000 Canadian Government                                                 (Aa1, AAA)      08/01/99    6.500       $138,104
                                                                                                                        ------------

Cayman Islands  (2.3%)
        50,000(A) Ayala Corp. International Finance (Convertible)                  (NR, NR)        12/08/00    8.280#        38,438
                                                                                                                        ------------

Germany (19.4%)
       324,000 Bundesrepublic Deutschland                                          (Aaa, NR)       10/14/05    6.500        199,405
       200,000 Bundesrepublic Deutschland                                          (Aaa, NR)       06/20/16    6.000        122,015
                                                                                                                        ------------
                                                                                                                            321,420
                                                                                                                        ------------

Korea (2.9%)
        50,000(A) Korean Development Bank                                          (A1, AA-)       12/01/00    9.600         47,875
                                                                                                                        ------------

Russia (1.6%)
        30,000(A) Russian Government (Putable 06/24/08 @ $100.00)                  (B1, B+)        06/24/28   12.750         26,925
                                                                                                                        ------------

United States (60.8%)
        40,000 First Union National Bank Corp. (Putable 02/15/06 @ $100.00)        (A1, A)         02/15/36    6.180         40,200
        70,000 U.S. Treasury Note                                                  (Aaa, AAA)      05/31/01    6.500         71,801
       510,000 U.S. Treasury Note                                                  (Aaa, AAA)      11/30/02    5.750        514,309
        40,000 U.S. Treasury Note                                                  (Aaa, AAA)      08/15/07    6.125         41,626
       335,000 U.S. Treasury Note                                                  (Aaa, AAA)      05/15/08    5.625        339,660
                                                                                                                         ----------
                                                                                                                          1,007,596
                                                                                                                         ----------

TOTAL BONDS (Cost $1,569,614)                                                                                             1,580,358
                                                                                                                        -----------
Number of
    Shares
PREFERRED STOCK (0.6%)
           100 Natexis AMBS Co. Series A (Callable 06/30/08 @ $100.00) (Cost $10,000)                          8.440          9,981
                                                                                                                        -----------

SHORT TERM INVESTMENTS (2.3%)
        38,000 Repurchase agreement with State Street Bank and Trust Co., dated
               06/30/98 at 5.75% to be repurchased at $38,006.07 on 07/01/98.
               (Collateralized by a pro rata amount of U.S. Treasury Notes ranging in par values from $35,760,000-$50,000,000,
               6.875%-8.125%, 08/15/21-08/15/25. Market value of collateral
               is $38760.29.) (Cost $38,000)                                                                                38,000
                                                                                                                        -----------

TOTAL INVESTMENTS AT VALUE (98.3%) (Cost $1,617,614*)                                                                    1,628,339

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                                                                28,379
                                                                                                                        ----------

NET ASSETS (100.0%) (applicable to 168,629 Shares outstanding)                                                          $1,656,718
                                                                                                                        ==========

NET ASSET VALUE, offering and redemption price per Share ($1,656,718 / 168,629)                                         $     9.82
                                                                                                                        ==========
                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
------------------------------------------------------------------------------------------------------------------------------------

++ Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
(A)  Denominated in U.S. Dollars
#    Rate reflects yield to maturity on date of purchase.
*    Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II -  Fixed Income Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------



Assets:

         Investments at value (Cost $587,199)              $598,628
         Receivable for investment securities sold           13,364
         Receivable from affiliate                            8,525
         Deferred organizational costs                        6,610
         Dividends and interest receivable                    6,608
         Cash                                                 5,477
                                                           --------
               Total Assets                                 639,212
                                                           --------

Liabilities:

         Payable for investment securities purchased         15,107
         Accrued expenses payable                             4,657
                                                           --------
                Total Liabilities                            19,764
                                                           --------

NET ASSETS, applicable to 60,114 Shares outstanding        $619,448
                                                           ========

NET ASSET VALUE, offering and redemption price per Share
         ($619,448 / 60,114)                               $  10.30
                                                           ========



                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II Portfolios
Statements of Operations
For the Six Months Ended June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                Fixed Income       Global Fixed Income
                                                                                  Portfolio             Portfolio
                                                                                -------------      -------------------
Investment Income:
    Dividends                                                                      $    561             $      0
    Interest                                                                         18,318               51,457
                                                                                   --------             --------

          Total investment income                                                    18,879               51,457
                                                                                   --------             --------

Expenses:
    Investment advisory                                                               1,510                8,083
    Administrative services                                                             453                1,212
    Professional fees                                                                 8,182                8,431
    Custodian/Sub-custodian                                                           6,502                1,016
    Trustees                                                                          2,054                2,334
    Insurance                                                                            91                  112
    Interest                                                                             49                   49
    Offering/Organizational costs                                                     7,556                7,589
    Printing                                                                            371                1,339
    Registration                                                                        118                  147
    Transfer agent                                                                      710                  742
    Miscellaneous                                                                       496                  496
                                                                                   --------             --------
                                                                                     28,092               31,550

       Less fees waived, expenses reimbursed and transfer agent offsets             (25,103)             (23,548)
                                                                                   --------             --------

          Total expenses                                                              2,989                8,002
                                                                                   --------             --------

             Net investment income                                                   15,890               43,455
                                                                                   --------             --------

Net Realized and Unrealized Gain from
    Investments and Foreign Currency Related
    Items:
    Net realized gain (loss) from security transactions                               7,985              (57,812)
    Net realized gain from foreign currency related items                                 0               29,803
    Net change in unrealized appreciation (depreciation) from
       investments and foreign currency related items                                (3,766)              44,864
                                                                                   --------             --------

          Net realized and unrealized gain from investments
             and foreign currency related items                                       4,219               16,855
                                                                                   --------             --------

             Net increase in net assets resulting from
                operations                                                         $ 20,109             $ 60,310
                                                                                   ========             ========

----------------------------------------------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

Warburg Pincus Trust II - Fixed Income Portfolio
Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------

                                                                                   For the Period
                                                                For the Six        March 31, 1997
                                                                Months Ended      (Commencement of
                                                               June 30, 1998    Operations) through
                                                                (Unaudited)      December 31, 1997
                                                               --------------   -------------------
From Operations:

   Net investment income                                          $  15,890          $  22,916
   Net realized gain (loss) from security transactions                7,985             11,155
   Net realized gain from foreign currency related items                  0                  0
   Net change in unrealized appreciation (depreciation) from
     investments and foreign currency related items                  (3,766)            15,195
                                                                  ---------          ---------

         Net increase in net assets resulting
           from operations                                           20,109             49,266
                                                                  ---------          ---------

From Distributions:

Dividends from net investment income                                      0            (22,916)
Distributions in excess of net investment income                          0            (16,849)
Distributions from realized gains                                         0            (11,155)
Distributions in excess of realized gains                                 0                  0
                                                                  ---------          ---------
       Net decrease in net assets from
         distributions                                                    0            (50,920)
                                                                  ---------          ---------

From Capital Share Transactions:

   Proceeds from sale of shares                                           0            500,075
   Reinvested Dividends                                                   0             50,918
                                                                  ---------          ---------
       Net increase in net assets from capital
         share transactions                                               0            550,993
                                                                  ---------          ---------

       Net increase in net assets                                    20,109            549,339

Net Assets:

   Beginning of period                                              599,339             50,000
                                                                  ---------          ---------

   End of period                                                  $ 619,448          $ 599,339
                                                                  =========          =========

   Undistributed net investment income                            $  26,092          $       0
                                                                  =========          =========

---------------------------------------------------------------------------------------------------


                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II - Global Fixed Income Portfolio
Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------

                                                                                   For the Period
                                                                For the Six        March 31, 1997
                                                                Months Ended      (Commencement of
                                                               June 30, 1998    Operations) through
                                                                (Unaudited)      December 31, 1997
                                                               --------------   -------------------
From Operations:

   Net investment income                                         $   43,455         $   68,277
   Net realized gain (loss) from security transactions              (57,812)            24,275
   Net realized gain from foreign currency related items             29,803            (13,304)
   Net change in unrealized appreciation (depreciation) from
     investments and foreign currency related items                  44,864            (32,913)
                                                                 ----------         ----------

         Net increase in net assets resulting
           from operations                                           60,310             46,335
                                                                 ----------         ----------

From Distributions:

Dividends from net investment income                                      0            (68,277)
Distributions in excess of net investment income                          0            (16,847)
Distributions from realized gains                                         0            (10,971)
Distributions in excess of realized gains                                 0            (32,902)
                                                                 ----------         ----------
       Net decrease in net assets from
         distributions                                                    0           (128,997)
                                                                 ----------         ----------

From Capital Share Transactions:

   Proceeds from sale of shares                                           0          1,500,075
   Reinvested Dividends                                                   0            128,995
                                                                 ----------         ----------
       Net increase in net assets from capital
         share transactions                                               0          1,629,070
                                                                 ----------         ----------

       Net increase in net assets                                    60,310          1,546,408

Net Assets:

   Beginning of period                                            1,596,408             50,000
                                                                 ----------         ----------

   End of period                                                 $1,656,718         $1,596,408
                                                                 ==========         ==========

   Undistributed net investment income                           $   53,659         $        0
                                                                 ==========         ==========

---------------------------------------------------------------------------------------------------


                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II - Fixed Income Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

----------------------------------------------------------------------------------------------------------

                                                                                          For the Period
                                                                                          March 31, 1997
                                                                     For the Six          (Commencement
                                                                     Months Ended         Of Operations)
                                                                    June 30, 1998            through
                                                                     (Unaudited)         December 31, 1997
                                                                    -------------        -----------------
Net Asset Value, Beginning of Period                                    $ 9.97                $ 10.00
                                                                        ------                -------

    Income from Investment Operations:

       Net Investment Income                                              0.26                   0.44
       Net Gain on Securities (both realized and unrealized)              0.07                   0.45
                                                                        ------                -------

            Total from Investment Operations                              0.33                   0.89
                                                                        ------                -------

     Less Distributions:

       Dividends from Net Investment Income                               0.00                  (0.41)
       Distributions in excess of
          Net Investment Income                                           0.00                  (0.31)
       Distributions from Realized Gains                                  0.00                  (0.20)
                                                                        ------                -------

            Total Distributions                                           0.00                  (0.92)
                                                                        ------                -------

Net Asset Value, End of Period                                          $10.30                $  9.97
                                                                        ======                =======


Total Return                                                              3.31%+                 8.96%+

Ratios/Supplemental Data:

Net Assets, End of Period (000s)                                          $619                $   599

Ratios to average daily net assets:
       Operating expenses                                                 0.99%@*                 .99%@*
       Net investment income                                              5.26%*                 5.29%*
       Decrease reflected in above operating
          expense ratios due to
          waivers/reimbursements                                          8.31%*                12.05%*


Portfolio Turnover Rate                                                  58.69%+               138.28%+

----------------------------------------------------------------------------------------------------------

+  Non annualized.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Portfolio's expense ratio.
*  Annualized.


                See Accompanying Notes to Financial Statements.

Warburg Pincus Trust II -  Global Fixed Income Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

-----------------------------------------------------------------------------------------------------------------

                                                                                                  For the Period
                                                                                                  March 31, 1997
                                                                              For the Six         (Commencement
                                                                              onths Ended         of Operations)
                                                                              une 30, 1998            through
                                                                              (Unaudited)       December 31, 1997
                                                                              ------------      -----------------

Net Asset Value, Beginning of Period                                            $ 9.47             $ 10.00
                                                                                ------             -------

    Income from Investment Operations:

       Net Investment Income                                                      0.25                0.45
       Net Gain on Securities and Foreign Currency Related Items
         (both realized and unrealized)                                           0.10               (0.15)
                                                                                ------             -------

            Total from Investment Operations                                      0.35                0.30
                                                                                ------             -------

     Less Distributions:

       Dividends from Net Investment Income                                       0.00               (0.44)
       Distributions in excess of Net Investment Income                           0.00               (0.11)
       Distributions from Realized Gains                                          0.00               (0.07)
       Distributions in excess of Realized Gains                                  0.00               (0.21)
                                                                                ------             -------

            Total Distributions                                                   0.00               (0.83)
                                                                                ------             -------

Net Asset Value, End of Period                                                  $ 9.82             $  9.47
                                                                                ======             =======


Total Return                                                                      3.70%+              2.62%+

Ratios/Supplemental Data:

Net Assets, End of Period (000s)                                                $1,657             $ 1,596

Ratios to average daily net assets:
       Operating expenses                                                         0.99%@*             0.99%@*
       Net investment income                                                      5.38%*              5.67%*
       Decrease reflected in above operating expense ratios due to
            waivers/reimbursements.                                               2.91%*              4.59%*


Portfolio Turnover Rate                                                          48.08%+            139.81%+

-----------------------------------------------------------------------------------------------------------------

+   Non annualized.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Portfolio's expense ratio.
*   Annualized.


                 See Accompanying Notes to Financial Statements

Warburg Pincus Trust II
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     Warburg Pincus Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers two investment funds (the "Portfolios"): Fixed Income Portfolio is a non-diversified investment fund that seeks total return consistent with prudent investment management; Global Fixed Income Portfolio is a non-diversified investment fund that seeks total return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. Shares of a Portfolio are not available directly to individual investors but may be offered only to certain (a) life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance contracts and (b) tax-qualified pension and retirement plans ("Plans"), including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants.

     The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and ask prices. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Global Fixed Income Portfolio isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things fluctuations in currency exchange rates, revaluation of currencies, future adverse political and economic developments and the imposition of foreign laws and restrictions. Securities of foreign issuers are often subject to less rigorous regulatory practices and requirements than those applied in the United States and may also be less liquid (and their prices more volatile) than securities of comparable U.S companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S economy in many respects.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Warburg Pincus Trust II
Notes to Financial Statements (cont'd)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


1. Significant Accounting Policies (cont'd)

     Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal income taxes as it is the Trust's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Costs incurred by the Trust in connection with its organization have been deferred and are being amortized over a period of five years from the date the Trust commenced its operations. Costs incurred by the Portfolios in connection with the offering of their shares have been deferred and are being amortized over a one year period from the date each Portfolio commenced its operations.

     Each Portfolio, together with other funds advised by Warburg Pincus Asset Management, Inc., the Portfolio's investment adviser ("Warburg") (collectively, the "Warburg Funds"), has established committed and uncommitted lines of credit facilities with PNC Bank, National Association ("PNC") and an uncommitted line of credit facility with Deutsche Bank, AG ("Deutsche Bank") for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Effective December 31, 1997, the terms of the committed line of credit with PNC were amended. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of
(a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any Fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an "International Fund") and twenty five percent (25%) of the assets of any Fund that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. Aggregate borrowings for each fund under the uncommitted line of credit facility with Deutsche Bank may not exceed thirty-three and one-third percent (33 1/3%) of the net assets of such fund. At June 30, 1998 there were no outstanding balances under these lines of credit facilities for any of the Portfolios.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Portfolio, along with other Warburg Funds, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings.

Warburg Pincus Trust II
Notes to Financial Statements (cont'd)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended June 30, 1998, the Fixed Income Portfolio and the Global Fixed Income Portfolio received credits or reimbursements of $14 and $38, respectively, under this arrangement.

2. Investment Adviser, Co-Administrators and Distributor

     Warburg, which is indirectly controlled by Warburg, Pincus & Co., serves as each Portfolio's investment adviser. For its investment advisory services, Warburg receives a fee from the Fixed Income Portfolio and the Global Fixed Income Portfolio calculated at an annual rate of .50% and 1.00%, respectively, of the relevant Portfolio's average daily net assets. For the six months ended June 30, 1998, investment advisory fees earned and voluntarily waived and reimbursements were as follows:

                        Gross                         Net            Expense
Portfolio            Advisory Fee       Waiver    Advisory Fee    Reimbursements
---------            ------------      --------   ------------    --------------
Fixed Income            $1,510         $(1,510)       $0            $(23,428)
Global Fixed Income      8,083          (8,083)        0             (15,023)

As of June 30, 1998, a net amount of $1,821 was due from Warburg for the Global Fixed Income Portfolio.

     Counsellors Fund Services, Inc. ("CFSI"), a wholly owned subsidiary of Warburg, and PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Bank Corp. ("PNC"), serve as each Portfolio's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets. For the six months ended June 30, 1998, administrative services fees earned by CFSI were as follows:

  Portfolio                                   Co-Administration Fee
  ---------                                   ---------------------

Fixed Income                                           $302
Global Fixed Income                                     808

     For its administrative services, PFPC currently receives a fee from the Fixed Income Portfolio and the Global Fixed Income Portfolio calculated at an annual rate of .05% of the Portfolio's average daily net assets. For the six months ended June 30, 1998, administrative services fees earned and voluntarily waived by PFPC were as follows:

Portfolio             Co-Administration Fee     Waiver     Co-Administration Fee
---------             ---------------------     ------     ---------------------
Fixed Income                  $151              $(151)            $0
Global Fixed Income            404               (404              0

Warburg Pincus Trust II
Notes to Financial Statements (cont'd)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Counsellors Securities Inc. ("CSI"), a wholly owned subsidiary of Warburg, serves as each Portfolio's distributor. No compensation is paid by the Portfolios to CSI for its distribution services.

3. Investments in Securities

     For the six months ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                           U.S. Government and
                           Investment Securities           Agency Obligations
                           ---------------------         ----------------------
        Portfolio          Purchases       Sales         Purchases        Sales
        ---------          ---------       -----         ---------        -----
     Fixed Income          $153,072      $ 40,130        $178,646      $306,178
     Global Fixed Income    128,581       385,500         632,599       350,214

     At June 30, 1998, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                  Net Unrealized
                                Unrealized       Unrealized        Appreciation
        Portfolio              Appreciation     Depreciation      (Depreciation)
        ---------              ------------     ------------      --------------
     Fixed Income                $11,740          $   (311)          $11,429
     Global Fixed Income          21,225           (10,500)           10,725

4. Forward Foreign Currency Contracts

     The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolios will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted daily by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

     At June 30, 1998, the Global Fixed Income Portfolio had the following open forward currency contracts:

   Forward                           Foreign                                          Unrealized
   Currency         Expiration       Currency         Contract       Contract       Foreign Exchange
   Contacts            Date         To be Sold         Amount         Value           Gain/(Loss)
   --------            ----         ----------         ------         -----           -----------
German Marks         07/14/98        122,500          $ 67,182       $ 67,923           $ (741)
Canadian Dollars     08/04/98        193,500           132,898        131,667            1,231
                                                      --------       --------           ------
                                                      $200,080       $199,590           $  490
                                                      ========       ========           ======

Warburg Pincus Trust II
Notes to Financial Statements (cont'd)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

5. Capital Share Transactions

     The Fixed Income Portfolio and the Global Fixed Income Portfolio are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Warburg, Pincus & Co., owned all of the shares outstanding as of June 30, 1998, for both Portfolios. Transactions in shares of each Portfolio were as follows:

                                             Fixed Income Portfolio             Global Fixed Income Portfolio
                                        -----------------------------------   --------------------------------
                                                           For the Period                     For the Period
                                                           March 31,1997                      March 31, 1997
                                         For the Six      (Commencement        For the Six    (Commencement
                                        Months Ended       of Operations)     Months Ended     of Operations)
                                        June 30, 1998         through         June 30, 1998       through
                                         (Unaudited)      December 31, 1997    (Unaudited)    December 31, 1997
                                         -----------      -----------------    -----------    -----------------


Shares sold                                   0                50,007                0             150,007
Shares issued to shareholders
    on reinvestment of dividends              0                 5,107                0              13,622
                                           --------            ------            --------          -------
Net increase in shares outstanding            0                55,114                0             163,629
                                           ========            ======            ========          =======



6. Liabilities

     At June 30, 1998, the Global Fixed Income Portfolio had an investment related liability of $50,984 payable towards investment securities purchased.


7. Net Assets

     At June 30, 1998, capital contributions, and undistributed net investment income have been adjusted for current period permanent book/tax differences. The Fixed Income Portfolio and the Global Fixed Income Portfolio reclassified offering costs of $10,202 and $10,204 respectively from undistributed net investment income to capital contributions.

     Net assets at June 30, 1998, consisted of the following:

                                                                  Fixed Income       Global Fixed Income
                                                                    Portfolio             Portfolio
                                                                    ---------             ---------
Capital contributed, net                                             $573,942            $1,652,019
Undistributed Net Investment Income                                    26,092
Accumulated (or Distributions in excess of ) net realized
     gain (loss) from security transactions                             7,985               (60,911)
Net unrealized appreciation (depreciation) from
     investments and foreign currency related items                    11,429                11,951
                                                                     --------            ----------

Net Assets                                                           $619,448            $1,656,718
                                                                     ========            ==========

Warburg Pincus Trust II
Notes to Financial Statements (cont'd)
June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

8. Year 2000 Compliance


Many services provided to the Portfolios and their shareholders by Warburg and certain of its affiliates (the "Warburg Service Providers") and the Portfolios' other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, resulting in potential difficulty in performing various calculations ( the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Portfolio operations.

The Warburg Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Portfolios' investments or on global markets or economies, generally. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Issue than major U.S. entities, which could adversely effect the Portfolios' foreign investments.

The Warburg Service Providers anticipate that their systems and those of the Portfolios' other service providers will be adapted in time for the year 2000. To further this goal, the Warburg Service Providers have coordinated a plan to repair, adapt or replace systems that are not year 2000 compliant, and are seeking to obtain similar representations from the Portfolios' other major service providers. The Warburg Service Providers will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

                                     [LOGO]
                                ASSET MANAGEMENT

                      P.O. Box 4906, Grand Central Station
                               New York, NY 10163
                                  800-369-2728
                                 www.warburg.com



COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           TRBDF-3-0698